Transactions with non-controlling interests - Changsha Pengai (Details) - Changsha Pengai Aesthetic Medical Hospital Co. Ltd. - CNY (¥)			12 Months Ended
	Sep. 24, 2021	May 31, 2019	Dec. 31, 2021
Carrying amount of non-controlling interests acquired			¥ 400,000
Consideration paid for non-controlling interests	¥ (315,000)		(315,000)
Excess of consideration paid to non controlling interest recognised within equity			¥ (715,000)
Increase in equity interest	3.00%
Proportion of equity interest held (as a percent)	3.00%	15.00%	77.00%
Carrying amount of non-controlling interests disposed of			¥ 2,000,000
Less: consideration received from non-controlling interest	¥ 1,575,000		1,575,000
Gain on disposal within equity			3,575,000
Consideration paid for non-controlling interests	¥ 315,000		¥ 315,000
Equity Interest Sale
Increase in equity interest	15.00%